Schedule I - Condensed Financial Information of Parent Company - Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Current assets:
Cash and cash equivalents	$ 371,593	$ 417,166	$ 428,261	$ 317,260
Prepaid expense and other current assets	78,398	59,586
Amounts due from related parties	4,116	2,372
Total current assets	1,233,675	1,070,832
Long term investments	117,113	8,267
Total assets	1,603,545	1,353,441	1,128,817
Current liabilities:
Accrued expenses and other current liabilities	168,918	131,499
Amounts due to related parties	4	1,101
Total current liabilities	576,065	489,835
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2013 and 2014; 158,379,387 shares issued as of May 31, 2013 and 2014; 156,695,987 and 157,758,666 shares outstanding as of May 31, 2013 and 2014, respectively)	1,584	1,573
Treasury stock	(6)	(17)
Additional paid-in capital	174,009	164,336
Retained earnings	654,744	500,770
Accumulated other comprehensive income	65,559	82,867
Total shareholders' equity	1,025,758	857,252	690,402	574,223
Total liabilities and equity	1,603,545	1,353,441
Parent Company [Member]
Current assets:
Cash and cash equivalents	15,874	28,653	62,994	53,887
Prepaid expense and other current assets	8,137	5,656
Amounts due from related parties	18,511	24,909
Total current assets	42,522	59,218
Long term investments	19,662	3,000
Investments in subsidiaries and VIE	976,348	841,832
Total assets	1,038,532	904,050
Current liabilities:
Accrued expenses and other current liabilities	12,417	12,051
Amounts due to related parties	357	34,747
Total current liabilities	12,774	46,798
Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2013 and 2014; 158,379,387 shares issued as of May 31, 2013 and 2014; 156,695,987 and 157,758,666 shares outstanding as of May 31, 2013 and 2014, respectively)	1,584	1,573
Treasury stock	(6)	(17)
Additional paid-in capital	174,009	164,336
Retained earnings	784,612	608,493
Accumulated other comprehensive income	65,559	82,867
Total shareholders' equity	1,025,758	857,252
Total liabilities and equity	$ 1,038,532	$ 904,050